Cover	Jun. 05, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 05, 2023
Entity File Number	811-21583
Entity Registrant Name	Clough Global Dividend & Income Fund
Entity Central Index Key	0001288795
Entity Tax Identification Number	20-1048784
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1700 Broadway
Entity Address, Address Line Two	Suite 1850
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80290
City Area Code	(855)
Local Phone Number	425-6844
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false